Accrued and other liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid	€ 352.0	€ 233.9
Personnel related items	864.7	757.4
Derivative financial instruments	2.8	20.0
Operating lease liabilities	161.7	176.3
Provisions	91.2	84.8
Standard warranty reserve	145.3	119.1	€ 128.4
Other	68.9	12.0
Accrued and other liabilities	1,686.6	1,403.5
Less: non-current portion of accrued and other liabilities	251.1	257.5
Current portion of accrued and other liabilities	€ 1,435.5	€ 1,146.0